Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred revenue
Beginning Balance	$ 4,588	$ 8,030
Additions to deferred revenue	17,291	21,790
Revenue recognized during the year	(10,247)	(25,232)
Ending Balance	$ 11,632	$ 4,588